CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2022 HKD ($) shares
Allowances for loans and advances | $	$ 45,949	$ 27,840
Treasury stock shares	144,498,392	121,363,408
Class A ordinary shares
Ordinary shares, shares authorized	48,700,000,000	48,700,000,000
Ordinary shares, shares issued	891,296,196	858,051,996
Ordinary shares, shares outstanding	891,296,196	858,051,996
Class B ordinary shares
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	355,552,051	380,552,051
Ordinary shares, shares outstanding	355,552,051	380,552,051